Summary of Significant Accounting Policies - Schedule of Estimated Economic Lives of the Intangible Assets (Details)	Jun. 30, 2026
Applications Development [Member]
Schedule of Estimated Economic Lives of the Intangible Assets [Line Items]
Estimated Economic Lives of the Intangible Assets	3 years
Software [Member]
Schedule of Estimated Economic Lives of the Intangible Assets [Line Items]
Estimated Economic Lives of the Intangible Assets	2 years